Semi
Annual
Report

                                                     January 31, 1998

Franklin Tax-Exempt Money Fund

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and to expect that mixed in with the good years can be some bad years. It's important to remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


Charles B. Johnson
Chairman
Franklin Tax-Exempt Money Fund

CONTENTS

Shareholder Letter                                  1
Performance Summary                                 4
Financial Highlights &
Statement of Investments                            5
Financial Statements                               11
Notes to
Financial Statements                               14


You may find a complete listing of the fund's portfolio holdings, including the number of shares and dollar value, beginning on page 6 of this report.


SHAREHOLDER LETTER

Your Fund's Objective: Franklin Tax-Exempt Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The fund pursues a conservative investment policy by limiting its investments to high quality securities as it seeks to maintain a $1.00 share price.1

1. Please remember, an investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution, and there can be no assurance that the fund will be able to maintain a net asset value of $1.00 per share.

Dear Shareholder:

It's a pleasure to bring you Franklin Tax-Exempt Money Fund's semi-annual report for the period ended January 31, 1998.

Strong economic growth coupled with mild inflation characterized most of the reporting period. For the third and fourth quarters of 1997, Gross Domestic Product (GDP) grew at an annualized rate of 3.1% and 3.9%, respectively, which is considerably higher than the Federal Reserve Board's (the Fed's) targeted 2.5% long-term growth rate.2 In addition, the unemployment rate declined to 4.7% on January 31, 1998 -- the lowest in 25 years -- largely as a result of the country's economic strength.3 However, the Fed did not react to the continued economic strength for a couple of reasons. Despite robust economic growth, consumer prices increased by only 1.7% in 1997, the smallest increase in 11 years. The Asian financial crisis in October also prevented the Fed from taking any steps that might induce further volatility in the international financial markets.

2. Source: Bloomberg.
3. Source: Bureau of Labor Statistics.


The fund's seven-day annualized yield reflected the relatively flat interest rate environment over the six-month reporting period. It began the period yielding 3.05%, and was at 2.90% on January 31, 1998.

During the past six months, the fund participated in several six- to twelve-month note issues. Noteable additions to the fund included New York City RANs, Michigan general obligation notes and Missouri State Development Finance Board for the Science City Union Station. The fund also purchased Utah State general obligation TECP and Philadelphia Water and Wastewater Revenue mandatory put bonds. These purchases helped the fund attain an average maturity of 60 days at the end of the reporting period.

We believe the economy is in the later stages of its current business cycle. Increased capital spending and higher private consumption could stimulate more growth, which ultimately may lead to wage inflation. However, further improvements in manufacturing productivity and lower exports to the Far East, resulting from the Asian crisis, should mitigate any impact wages have on overall consumer prices. As a result, we feel the Fed will continue to wait on the sidelines, and assess the impact of these variables on economic growth and inflation.

We will continue to invest the fund's assets in securities that are among the highest quality available to money market portfolios. Since the fund's objective is to provide shareholders with a high quality, conservative investment, we do not invest in leveraged derivatives or other potentially volatile securities we believe involve undue risk.

Please remember, this discussion reflects our views and opinions as of January 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

As a Franklin Tax-Exempt Money Fund shareholder, you continue to benefit from convenient, easy access to your money, and a high degree of credit safety. You also can enjoy a wide range of services, including draft writing for amounts of $100 or more, free draft books, and access to TeleFACTS(R), our around-the-clock, automated customer service line.

We appreciate your support, welcome new shareholders, and look forward to servicing your investment needs in the years ahead.

Sincerely,

Charles B. Johnson
Chairman
Franklin Tax-Exempt Money Fund



GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT


PERFORMANCE SUMMARY


Franklin Tax-Exempt Money Fund
Period ended 1/31/98



Seven-day effective yield1                                        2.94%
Seven-day annualized yield                                        2.90%
Taxable equivalent yield2                                         4.80%

1. The seven-day effective yield assumes the compounding of daily dividends.
2. Taxable equivalent yield assumes the 1998 maximum 39.6% federal personal income tax bracket.
Annualized and effective yields are for the seven days ended January 31, 1998. Yields reflect fluctuations in interest rates on portfolio investments, as well as fund expenses. Yields should be viewed in terms of the current, low rate of inflation--just as high inflation usually results in higher yields, low inflation often brings the opposite.
The fund's manager agreed in advance to waive a portion of its management fees, which reduces expenses and increases yield to shareholders. Without this waiver, the fund's annualized and effective yields for the period would have been 2.79% and 2.83%, respectively. The fee waiver may be discontinued at any time, upon notice to the fund's Board of Directors.


FRANKLIN TAX-EXEMPT MONEY FUND
Financial Highlights


                                             Six Months Ended
                                             January 31, 1998                   Year Ended July 31,
                                                             ------------------------------------------------
                                               (unaudited)    1997        1996     1995       1994       1993
                                             ----------------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ......       $1.00       $1.00      $1.00     $1.00     $1.00     $1.00
                                               --------------------------------------------------------------
Income from investment operations-
 net investment income ....................        0.015       0.029      0.029     0.029     0.020     0.021
Less distributions from net investment income     (0.015)     (0.029)    (0.029)   (0.029)   (0.020)   (0.021)
                                               --------------------------------------------------------------
Net asset value, end of period ............       $1.00       $1.00      $1.00     $1.00     $1.00     $1.00
                                               ==============================================================
Total return* .............................        1.51%       2.94%      2.93%     2.98%     1.85%     2.08%
Ratios/supplemental data
Net assets, end of period (000's) .........    $159,826    $161,038   $166,713  $173,123  $202,883  $193,565
Ratios to average net assets:
 Expenses .................................        0.65%**     0.65%      0.65%     0.65%     0.65%     0.69%
 Expenses excluding waiver
 and payments by affiliate ................        0.83%**     0.80%      0.81%     0.78%     0.87%     0.85%
 Net investment income ....................        3.00%**     2.91%      2.88%     2.65%     1.84%     2.10%


*Total return is not annualized
**Annualized

                                            See notes to financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND
Statement of Investments, January 31, 1998 (unaudited)




                                                                                                     PRINCIPAL
                                                                                                       AMOUNT     VALUE
   Investments 101.4%
   Alaska .1%
a  Valdez Marine Terminal Revenue, Refunding, Exxon Pipeline Co. Project,

    Series A, Daily VRDN and Put, 3.70%,  12/01/33 .....................................             $ 100,000   $ 100,000
                                                                                                             -------------
   Arizona .2%
a  Apache County IDA, PCR, Tucson Electric Power, Series A,
    Weekly VRDN and Put, 3.60%, 6/15/20 ................................................               300,000     300,000
                                                                                                             -------------
   Arkansas 3.1%
a  Sheridan IDR, Kohler Project, Weekly VRDN and Put, 3.55%, 8/01/00 ...................             2,000,000   2,000,000
a  University of Arkansas Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 3.50%, 12/01/19 ...............................................             3,000,000   3,000,000
                                                                                                             -------------
                                                                                                                 5,000,000
                                                                                                             -------------
   California 6.3%
a  California Health Facilities Financing Authority Revenue,
   St. Joseph Health System, Series A, Daily VRDN and Put, 3.50%, 7/01/13 ..............             1,100,000   1,100,000
   Sutter Health, Series A, Weekly VRDN and Put, 3.55%, 3/01/20 ........................             1,000,000   1,000,000
a  Irvine, 1915 Act, Assessment District 97-16, Northwest Irvine Project,
    Daily VRDN and Put, 3.55%, 9/02/22 .................................................             5,000,000   5,000,000
a  Irvine Ranch Water District, CTFS Partners, Daily VRDN and Put, 3.55%, 8/01/16 ......             3,000,000   3,000,000
                                                                                                             -------------
                                                                                                                10,100,000
                                                                                                             -------------
   Colorado .9%
a  Colorado Health Facilities Authority Revenue, Boulder Community Hospital Project,
   Series B, MBIA Insured, Weekly VRDN and Put, 3.55%, 10/01/14 ........................                15,000      15,000
   Series C, MBIA Insured, Weekly VRDN and Put, 3.55%, 10/01/14 ........................             1,355,000   1,355,000
                                                                                                             -------------
                                                                                                                 1,370,000
                                                                                                             -------------
   Delaware 1.9%
a  Delaware State Economic Development Authority IDR, Refunding,
    Delaware Clean Power Project, Series C,
    Weekly VRDN and Put, 3.50%, 8/01/29 ................................................             3,000,000   3,000,000
                                                                                                             -------------
   Florida 2.9%
a  Hillsborough County IDA, PCR, Refunding, Tampa Electric Co.,
    Daily VRDN and Put, 3.55%, 5/15/28 .................................................             4,600,000   4,600,000
                                                                                                             -------------
   Georgia 7.3%
a  Burke County Development Authority, PCR,
   Georgia Power Co., Plant Vogtle, Series 1, Daily VRDN and Put, 3.60%, 4/01/32 .......             2,200,000   2,200,000
   Georgia Power Co., Plant Vogtle, Series 4, Daily VRDN and Put, 3.60%, 9/01/25 .......             4,000,000   4,000,000
   Georgia Power Co., Plant Vogtle, Series 9, Daily VRDN and Put, 3.70%, 10/01/24 ......             1,100,000   1,100,000
a  De Kalb County Hospital Authority, Revenue Anticipation Certificates,
    De Kalb Medical Center Project, Weekly VRDN  and Put, 3.60%, 9/01/09 ...............             1,900,000   1,900,000
a  Macon-Bibb County Hospital Authority, Revenue Certificates,
    Medical Center of Central Georgia, Weekly VRDN  and Put, 3.60%, 4/01/07 ............               900,000     900,000
a  Rockdale County Hospital Authority, Revenue Anticipation Certificates,
    Weekly VRDN and Put, 3.60%, 10/01/09 ...............................................             1,610,000   1,610,000
                                                                                                             -------------
                                                                                                                11,710,000
                                                                                                             -------------
   Illinois 1.7%
a  City of Chicago, O'Hare International Airport Revenue, General Airport,
   Second Lien, Series B, Weekly VRDN and Put,  3.55%, 1/01/15 .........................             2,770,000   2,770,000
                                                                                                             -------------
   Iowa 3.1%
   Iowa State School Corps Warrant Certificates, Series A, FSA Insured, 4.50%, 6/26/98 .             5,000,000   5,013,480
                                                                                                             -------------

   Kentucky 3.6%
a  Kentucky Development Finance Authority Revenue, Pooled Loan Program,
   Series A, FGIC Insured, Weekly VRDN  and Put, 3.55%, 12/01/15 .......................            $1,300,000 $ 1,300,000
a  Kentucky Economic Development Finance Authority, Hospital Facilities
    Revenue, Health Alliance, Series D,
    MBIA Insured, Weekly VRDN and Put, 3.60%, 1/01/22 ..................................             4,500,000   4,500,000
                                                                                                             -------------
                                                                                                                 5,800,000
                                                                                                             -------------
   Louisiana 6.8%
a  Calcasieu Parish, Inc. IDB, PCR, Citgo Petroleum Corp.,
    Weekly VRDN and Put, 3.55%, 8/01/04 ................................................             2,200,000   2,200,000
a  East Baton Rouge Parish PCR, Exxon Project, Refunding,
    Weekly VRDN and Put, 3.65%, 11/01/19 ...............................................             1,000,000   1,000,000
a  South Louisiana Port Commission, Port Revenue, Refunding,
    Occidental Petroleum Corp. Project, Weekly VRDN
    and Put, 3.50%, 7/01/18 ............................................................               900,000     900,000
a  State Offshore Terminal Authority, Deepwater Port Revenue,
    Refunding, Daily VRDN and Put, 3.65%, 9/01/06 ......................................             6,750,000   6,750,000
                                                                                                             -------------
                                                                                                                10,850,000
                                                                                                             -------------
   Massachusetts 2.2%
a  Massachusetts State Health and Educational Facilities Authority Revenue,
    Capital Assets Program, Series D,  MBIA Insured, Weekly VRDN and Put, 3.55%, 1/01/35             3,500,000   3,500,000
                                                                                                             -------------
   Michigan 3.2%
a  Michigan Higher Education Student Loan Authority Revenue,
    Refunding, Series XII-B, AMBAC Insured, Weekly VRDN  and Put, 3.60%, 10/01/13 ......             1,100,000   1,100,000
   Michigan State NTS, 4.50%, 9/30/98 ..................................................             4,000,000   4,018,998
                                                                                                             -------------
                                                                                                                 5,118,998
                                                                                                             -------------
   Missouri 4.8%
   Missouri Development Finance Board, Infrastructure Facilities
    Revenue, Science City Union Station, Series A,  3.80%, 12/01/98 ....................             5,000,000   5,000,000
a  Missouri State Health and Educational Facilities Authority,
   Educational Facilities Revenue, Refunding, Washington
    University, Series A, Daily VRDN and Put,  3.65%, 9/01/30 ..........................               700,000     700,000
   Health Facilities Revenue, Refunding, Sisters of Mercy,
    Series B, Weekly VRDN and Put, 3.55%, 6/01/14 ......................................             1,990,000   1,990,000
                                                                                                             -------------
                                                                                                                 7,690,000
                                                                                                             -------------
   Nevada .6%
a  Clark County, Airport Improvement Revenue, Sub. Lien,
    Series A-1, Weekly VRDN and Put, 3.50%, 7/01/25 ....................................             1,000,000   1,000,000
                                                                                                             -------------
   New Mexico 1.7%
a  Farmington PCR, Refunding, Arizona Public Services Co.,
    Series A, Daily VRDN and Put, 3.60%, 5/01/24 .......................................             1,000,000   1,000,000
a  University of New Mexico Revenue, Refunding, Sub. Lien,
    AMBAC Insured, Weekly VRDN and Put, 3.50%, 6/01/06 .................................             1,700,000   1,700,000
                                                                                                             -------------
                                                                                                                 2,700,000
                                                                                                             -------------
   New York 14.1%
   New York City GO,
   Series A, 4.50%, 6/30/98 ............................................................             3,000,000   3,008,014
a  Series D, FGIC Insured, Weekly VRDN and Put, 3.50%, 2/01/20 .........................             2,000,000   2,000,000
a  Subseries B-5, MBIA Insured, Daily VRDN and Put, 3.65%, 8/15/22 .....................             2,000,000   2,000,000
a  New York City Municipal Water Finance Authority, Water and Sewer System
    Revenue, Series C, FGIC Insured,  Daily VRDN and Put, 3.65%, 6/15/23 ...............             2,700,000   2,700,000

   New York (cont.)
   New York State Dormitory Authority Revenue,
   Memorial Sloan Kettering Cancer Center, Series 1989-B, 3.40%, 4/06/98 ...............            $1,000,000 $ 1,000,000
a  Oxford University Press, Weekly VRDN and Put, 3.30%, 7/01/25 ........................             2,000,000   2,000,000
   Suffolk County TAN, Series RA-1, 4.25%, 8/13/98 .....................................             3,000,000   3,009,552
a  Triborough Bridge and Tunnel Authority, Special Obligation,
    FGIC Insured, Weekly VRDN and Put, 3.45%, 1/01/24 ..................................             1,800,000   1,800,000
   Westchester County TAN, 3.59%, 12/29/98 .............................................             5,000,000   5,000,845
                                                                                                             -------------
                                                                                                                22,518,411
                                                                                                             -------------
   North Carolina 2.2%
a  Durham Public Improvement, Weekly VRDN and Put, 3.50%, 2/01/13 ......................             1,900,000   1,900,000
a  Greensboro Public Improvement, Series B, Weekly VRDN and Put, 3.55%, 4/01/08 ........             1,450,000   1,450,000
a  Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co.,
    Series A, Weekly VRDN and Put,  3.55%, 5/01/15 .....................................               100,000     100,000
                                                                                                             -------------
                                                                                                                 3,450,000
                                                                                                             -------------
   Ohio 3.8%
a  Columbus GO, Series 1, Weekly VRDN and Put, 3.30%, 6/01/16 ..........................             1,000,000   1,000,000
a  Cuyahoga County Hospital Revenue, Cleveland Clinic Foundation,
    Series A, Weekly VRDN and Put, 3.55%, 1/01/26 ......................................             5,000,000   5,000,000
                                                                                                             -------------
                                                                                                                 6,000,000
                                                                                                             -------------
   Pennsylvania 3.9%
   Philadelphia School District TRAN, 4.50%, 6/30/98 ...................................             2,000,000   2,004,347
a  Philadelphia Water and Wastewater Revenue, Series B, AMBAC Insured,
    Weekly VRDN and Put, 3.82%, 8/01/27 ................................................             3,000,000   3,000,000
   Venago IDA, TECP, Residential Recovery Revenue, Scrubgrass Project,
   Series 1993, 3.60%, 6/25/98 .........................................................             1,300,000   1,300,000
                                                                                                             -------------
                                                                                                                 6,304,347
                                                                                                             -------------
   Rhode Island .9%
a  Rhode Island State Industrial Facilities Corp., Electric Facilities Revenue,
    Blackstone Valley Electric Co., Weekly VRDN  and Put, 3.55%, 12/01/14 ..............             1,500,000   1,500,000
                                                                                                             -------------
   Texas 11.4%
a  Harris County IDC, PCR, Refunding, Shell Oil Co. Project,
    Daily VRDN and Put, 3.65%, 4/01/27 .................................................             4,600,000   4,600,000
   Houston TRAN, 4.50%, 6/30/98 ........................................................             2,000,000   2,005,143
a  Nueces County Health Facilities Development Corp. Revenue,
    Driscoll Childrens Foundation, Weekly VRDN and Put,  3.55%, 7/01/15 ................             1,285,000   1,285,000
a  Red River Authority, PCR, Refunding, Southwestern Public Services Co.,
    Weekly VRDN and Put, 3.70%, 7/01/11 ................................................             1,300,000   1,300,000
a  Silsbee Health Facilities Development Corp. Hospital Revenue,
   Silsbee Doctors Hospital, Weekly VRDN and Put,  3.55%, 11/01/04 .....................             2,000,000   2,000,000
   Texas State TECP, 3.70%, 2/11/98 ....................................................             2,000,000   2,000,000
   Texas State TRAN, Series A, 4.75%, 8/31/98 ..........................................             5,000,000   5,026,018
                                                                                                             -------------
                                                                                                                18,216,161
                                                                                                             -------------
   Utah 3.1%
   Utah State GO, 3.65%, 3/12/98 .......................................................             5,000,000   5,000,000
                                                                                                             -------------
   Virginia 1.6%
   Virginia State GO, 3.75%, 2/19/98 ...................................................             2,500,000   2,500,000
                                                                                                             -------------

   Washington 2.5%
a  Seattle Water System Revenue, Weekly VRDN and Put, 3.55%, 9/01/25 ...................            $2,000,000 $ 2,000,000
a  Washington State Housing Finance Commission, MF, Mortgage Revenue,
   Lake Washington Apartments Project,  Weekly VRDN and Put, 3.70%, 10/01/26 ...........             2,000,000   2,000,000
                                                                                                             -------------
                                                                                                                 4,000,000
                                                                                                             -------------
   Wisconsin 3.8%
a  Wisconsin State Health and Educational Facilities Authority Revenue,
   Wheaton Franciscan Services, Weekly VRDN
    and Put, 3.55%, 8/15/16 ............................................................             1,000,000   1,000,000
   Wisconsin State Operating Notes, Series 2, 4.50%, 6/15/98 ...........................             5,000,000   5,013,971
                                                                                                             -------------
                                                                                                                 6,013,971
                                                                                                             -------------
   Wyoming 3.7%
a  Platte County PCR, DATES, Tri-State G&T, Series A,
    Daily VRDN and Put, 3.90%, 7/01/14 .................................................             1,400,000   1,400,000
a  Sweetwater County, PCR, Refunding, Pacificorp Project,
   Weekly VRDN and Put, 3.50%, 7/01/15 .................................................             1,500,000   1,500,000
a  Uinta County PCR, Refunding, Chevron U.S.A., Inc. Project,
    Daily VRDN and Put, 3.60%, 8/15/20 .................................................             3,050,000   3,050,000
                                                                                                             -------------
                                                                                                                 5,950,000
                                                                                                             -------------
   Total Investments (Cost $162,075,368) 101.4% ........................................                       162,075,368
   Other Assets, less Liabilities (1.4%) ...............................................                        (2,249,503)
                                                                                                             -------------
   Net Assets 100.0% ...................................................................                      $159,825,865
                                                                                                             =============

aVariable rate demand notes (VRDN's) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

Glossary of Terms
1915 ACT- Improvement Bond Act of 1915
AMBAC   - American Municipal Bond Assurance Corp.
DATES   - Demand Adjustable Tax-Exempt Securities
FGIC    - Financial Guaranty Insurance Co.
FSA     - Financial Security Assistance
GO      - General Obligation
IDA     - Industrial Development Authority/Agency
IDB     - Industrial Development Board
IDC     - Industrial Development Corp.
IDR     - Industrial Development Revenue
MBIA    - Municipal Bond Investors Assurance Corp.
MF      - Multi-Family
PCFA    - Pollution Control Financing Authority
PCR     - Pollution Control Revenue
TAN     - Tax Anticipation Notes
TECP    - Tax-Exempt Commercial Paper
TRAN    - Tax Revenue Anticipation Notes

FRANKLIN TAX-EXEMPT MONEY FUND
Financial Statements

Statements of Assets and Liabilities
January 31, 1998 (unaudited)

Assets:
 Investments in securities, at value and cost ............................................   $162,075,368
 Cash ....................................................................................        125,422
 Receivables:
  Capital shares sold ....................................................................        650,735
  Interest ...............................................................................        986,820
                                                                                            -------------
      Total assets .......................................................................    163,838,345
                                                                                            -------------
Liabilities:
 Payables:
  Capital shares redeemed ................................................................      1,777,274
  Affiliates .............................................................................        118,126
  Shareholders ...........................................................................      2,059,464
 Distributions to shareholders ...........................................................         19,717
 Other liabilities .......................................................................         37,899
                                                                                            -------------
      Total liabilities ..................................................................      4,012,480
                                                                                            -------------
Net assets (equivalent to $1.00 per share based on 159,825,865
 shares of capital stock outstanding) ....................................................   $159,825,865
                                                                                             ============

                                            See notes to financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND
Financial Statements (continued)

Statements of Operations
for the six months ended January 31, 1998 (unaudited)

Investment income:

 Interest .........................................................................             $3,004,972
Expenses:
 Management fees (Note 3) .........................................................    477,524
 Transfer agent fees (Note 3) .....................................................    109,970
 Reports to shareholders ..........................................................     61,410
 Other                                                                                  32,166
                                                                                     ---------
      Total expenses ..............................................................                681,070
      Expenses waived/paid by affiliate (Note 3) ..................................              (144,567)
                                                                                             -------------
          Net expenses ............................................................                536,503
                                                                                             -------------
           Net investment income ..................................................              2,468,469
                                                                                             -------------
Net realized gain from investments ................................................                  2,312
                                                                                             -------------
Net increase in net assets resulting from operations ..............................             $2,470,781
                                                                                             =============

                                            See notes to financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND
Financial Statements (continued)

Statements of Changes in Net Assets
for the six months ended January 31, 1998 (unaudited) and the year ended July 31, 1997



                                                                                Six Months        Year
                                                                                   Ended          Ended
                                                                             January 31, 1998 July 31, 1997
                                                                           ---------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................................   $ 2,468,469    $ 4,674,684
  Net realized gain (loss) from investments ................................         2,312         (1,844)
                                                                           ---------------------------------
      Net increase in net assets resulting from operations .................     2,470,781      4,672,840
 Distributions to shareholders from net investment income ..................    (2,470,781)+   (4,672,840)+
 Capital share transactions (Note 2) .......................................    (1,211,926)    (5,675,656)
                                                                           ---------------------------------
      Net decrease in net assets ...........................................    (1,211,926)    (5,675,656)
Net assets (there is no undistributed net investment
 income at beginning or end of period):
 Beginning of period .......................................................   161,037,791    166,713,447
                                                                           ---------------------------------
 End of period .............................................................  $159,825,865   $161,037,791
                                                                           =================================

+Distributions were increased by net realized gains from security transactions of $2,312 for the six months ended January 31, 1998 and decreased by net realized losses of $1,844 for the year ended July 31, 1997.

                                            See notes to financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Exempt Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income exempt from federal income taxes, consistent with capital preservation and liquidity.

The following summarizes the Fund's significant accounting policies.

a. Security Valuation:

Securities are valued at amortized cost which approximates value.

b. Income Taxes:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

c. Security Transactions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

d. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

At January 31, 1998, there were five billion shares authorized (no par value). Transactions in the Fund's shares were as follows:

                         Six Months Ended  Year Ended
                         January 31, 1998 July 31, 1997
Shares sold                $162,545,096   $264,112,919
Shares issued in reinvest-
 ment of distributions        2,473,803      4,663,817
Shares redeemed            (166,230,825)  (274,452,392)
   Net decrease            $ (1,211,926)  $ (5,675,656)




3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Investor Services, Inc. (Investor Services), and Franklin Templeton Services Inc. (FT Services), the Fund's investment manager, transfer agent and administrative manager, respectively.


The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

     Annualized
      Fee Rate    Average Daily Net Assets
       0.625%     First $100 million
       0.500%     Over $100 million, up to and including $250 million
       0.450%     Over $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

Advisers agreed in advance to waive management fees for the Fund, as noted in the Statement of Operations.

The Fund paid transfer agent fees of $109,970, of which $101,735 was paid to Investor Services.

4. INCOME TAXES

At July 31, 1997 the Fund had tax basis capital losses of $11,725 which may be carried over to offset future capital gains. Such losses expire as follows:

      Capital loss carryovers expiring in:
       2003                                   $ 9,193
       2004                                       688
       2005                                     1,844
                                             --------
                                              $11,725
                                             ========


5. CREDIT RISKS

The Fund has investments in excess of 10% of its total net assets in the states of New York and Texas. Such concentration may subject the Fund more significantly to economic changes occurring within these states.








Franklin Tax-Exempt Money Fund
Semi-Annual Report
January 31, 1998

APPENDIX

DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304
(a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

This chart shows in bar format the comparison between the Franklin Tax-Exempt Money Fund's seven-day aannualized yield of 2.90% and the taxable equivalent rate of 4.80%.